Expense Example	Prospectus #1 Calvert Growth Allocation Fund Class A 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class A 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class C 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class I 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class R6 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class A 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class C 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class I 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class R6 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class A 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class C 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class I 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class R6 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 10 Years	Prospectus #2 Calvert Balanced Fund Class A 1 Year	Prospectus #2 Calvert Balanced Fund Class A 3 Years	Prospectus #2 Calvert Balanced Fund Class A 5 Years	Prospectus #2 Calvert Balanced Fund Class A 10 Years	Prospectus #2 Calvert Balanced Fund Class C 1 Year	Prospectus #2 Calvert Balanced Fund Class C 3 Years	Prospectus #2 Calvert Balanced Fund Class C 5 Years	Prospectus #2 Calvert Balanced Fund Class C 10 Years	Prospectus #2 Calvert Balanced Fund Class I 1 Year	Prospectus #2 Calvert Balanced Fund Class I 3 Years	Prospectus #2 Calvert Balanced Fund Class I 5 Years	Prospectus #2 Calvert Balanced Fund Class I 10 Years	Prospectus #2 Calvert Balanced Fund Class R6 1 Year	Prospectus #2 Calvert Balanced Fund Class R6 3 Years	Prospectus #2 Calvert Balanced Fund Class R6 5 Years	Prospectus #2 Calvert Balanced Fund Class R6 10 Years	Prospectus #2 Calvert Equity Fund Class A 1 Year	Prospectus #2 Calvert Equity Fund Class A 3 Years	Prospectus #2 Calvert Equity Fund Class A 5 Years	Prospectus #2 Calvert Equity Fund Class A 10 Years	Prospectus #2 Calvert Equity Fund Class C 1 Year	Prospectus #2 Calvert Equity Fund Class C 3 Years	Prospectus #2 Calvert Equity Fund Class C 5 Years	Prospectus #2 Calvert Equity Fund Class C 10 Years	Prospectus #2 Calvert Equity Fund Class I 1 Year	Prospectus #2 Calvert Equity Fund Class I 3 Years	Prospectus #2 Calvert Equity Fund Class I 5 Years	Prospectus #2 Calvert Equity Fund Class I 10 Years	Prospectus #2 Calvert Equity Fund Class R6 1 Year	Prospectus #2 Calvert Equity Fund Class R6 3 Years	Prospectus #2 Calvert Equity Fund Class R6 5 Years	Prospectus #2 Calvert Equity Fund Class R6 10 Years	Prospectus #2 Calvert Focused Value Fund Class A 1 Year	Prospectus #2 Calvert Focused Value Fund Class A 3 Years	Prospectus #2 Calvert Focused Value Fund Class C 1 Year	Prospectus #2 Calvert Focused Value Fund Class C 3 Years	Prospectus #2 Calvert Focused Value Fund Class I 1 Year	Prospectus #2 Calvert Focused Value Fund Class I 3 Years	Prospectus #2 Calvert Focused Value Fund Class R6 1 Year	Prospectus #2 Calvert Focused Value Fund Class R6 3 Years	Prospectus #3 Calvert Bond Fund Class A 1 Year	Prospectus #3 Calvert Bond Fund Class A 3 Years	Prospectus #3 Calvert Bond Fund Class A 5 Years	Prospectus #3 Calvert Bond Fund Class A 10 Years	Prospectus #3 Calvert Bond Fund Class C 1 Year	Prospectus #3 Calvert Bond Fund Class C 3 Years	Prospectus #3 Calvert Bond Fund Class C 5 Years	Prospectus #3 Calvert Bond Fund Class C 10 Years	Prospectus #3 Calvert Bond Fund Class I 1 Year	Prospectus #3 Calvert Bond Fund Class I 3 Years	Prospectus #3 Calvert Bond Fund Class I 5 Years	Prospectus #3 Calvert Bond Fund Class I 10 Years	Prospectus #3 Calvert Bond Fund Class R6 1 Year	Prospectus #3 Calvert Bond Fund Class R6 3 Years	Prospectus #3 Calvert Bond Fund Class R6 5 Years	Prospectus #3 Calvert Bond Fund Class R6 10 Years
USD ($)	615	808	1,017	1,618	271	532	917	1,798	69	220	383	858	65	207	361	809	613	800	1,002	1,586	269	523	902	1,766	67	211	368	822	62	195	340	762	612	797	997	1,575	268	520	897	1,754	66	208	362	810	60	189	329	738	613	800	1,002	1,586	270	526	907	1,774	68	214	373	835	62	195	340	762	613	800	1,002	1,586	268	520	897	1,757	66	208	362	810	60	189	329	738	621	1,623	277	1,373	76	1,086	76	1,086	397	555	726	1,223	256	488	843	1,628	54	174	305	687	47	152	267	602